Capital Commitments	12 Months Ended
Dec. 31, 2025
Commitments [Abstract]
Capital Commitments

NOTE 19. CAPITAL COMMITMENTS

At December 31, 2025, the Corporation had commitments to purchase property, plant and equipment totaling $153 million (2024 – $128 million). Payments of $130 million for these commitments are expected to be made in 2026 and $23 million in 2027.